Document and Entity Information	6 Months Ended
Jun. 30, 2023
Entity Information [Line Items]
Entity registrant name	UBS AG
Entity central index key	0001114446
Current fiscal year end date	--12-31
Document type	6-K
Document period end date	Jun. 30, 2023
Amendment flag	false
Document fiscal year focus	2023
Document fiscal period focus	Q2